UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05299

T. Rowe Price Science & Technology Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2022
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRSCX Science & Technology
Fund –
.
PASTX Science & Technology
Fund–
.
Advisor  Class
TSNIX Science & Technology
Fund–
.
I Class

T. ROWE PRICE Science & Technology Fund
HIGHLIGHTS
The Science & Technology Fund outperformed its peer group, as represented by the Lipper Science & Technology Funds Index, but lagged the S&P 500 Index, a proxy for the broader market.
Our relative performance benefited from moderate exposure to the most expensive stocks, many of which fell precipitously.
The internet subsector remains the portfolio’s largest weighting given the many companies with attractive growth prospects and valuations.
We think companies’ fundamental prospects will regain prominence following a period of elevated macroeconomic and geopolitical volatility.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Science & Technology Fund
Market Commentary

Dear Shareholder
Nearly all major global stock and bond indexes fell sharply in 2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and corporate earnings growth.
Double-digit losses were common in equity markets around the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable margin as equity investors turned risk averse and as rising rates put downward pressure on growth stock valuations. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S.
dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Within the S&P 500 Index, energy was a rare bright spot, gaining more than
60% as oil prices jumped in response to Russia’s invasion of Ukraine and concerns over commodity supply shortages. Defensive shares, such as utilities, consumer staples, and health care, held up relatively well and finished the year with roughly flat returns. Conversely, communication services, consumer discretionary, and information technology shares suffered the largest declines.
Elevated inflation remained a leading concern for investors throughout the period, although there were signs that price increases were moderating by year-
end. November’s consumer price index data showed headline inflation rising
7.1% on a 12-month basis, the lowest level since December 2021 but still well above the Federal Reserve’s 2% long-term target.
In response to the high inflation readings, global central banks tightened monetary policy, and investors focused on communications from central bank officials on how high rates would have to go. The Fed, which at the end of
2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of 2022, raised its short-term lending benchmark from near zero in March to a target range of 4.25% to 4.50% by December and indicated that additional hikes are likely.
Bond yields increased considerably across the U.S. Treasury yield curve as the Fed tightened monetary policy, with the yield on the benchmark 10-year
U.S. Treasury note climbing from 1.52% at the start of the period to 3.88% at the end of the year. Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred during the period as shorter-maturity Treasuries experienced the largest yield increases. The

T. ROWE PRICE Science & Technology Fund

sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond Index delivering its worst year on record. (Bond prices and yields move in opposite directions.)
As the period came to an end, the economic backdrop appeared mixed.
Although manufacturing gauges have drifted toward contraction levels, the U.S.
jobs market remained resilient, and corporate and household balance sheets appeared strong. Meanwhile, the housing market has weakened amid rising mortgage rates.
The past year has been a trying time for investors as few sectors remained untouched by the broad headwinds that markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, there continue to be opportunities for selective investors focused on fundamentals. Valuations in most global equity markets have improved markedly, although U.S. equities still appear relatively expensive by historical standards, while bond yields have reached some of the most attractive levels since the 2008 global financial crisis.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Science & Technology Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide long-term capital appreciation.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Science & Technology Fund returned -35.21% in 2022, a sharp reversal of the gains of recent years. The fund outperformed the Lipper Science &
Technology Funds Index but trailed the S&P 500 Index as technology stocks lagged the broader market for the second consecutive year. (Returns for the fund’s Advisor and I Class shares varied slightly, reflecting their different fee structures. Past performance cannot guarantee future results .)
What factors influenced the fund’s performance?
Stocks fell sharply as high
valuations succumbed to
increased macroeconomic
and geopolitical challenges.
Technology, which had
enjoyed robust demand and
stock price performance
during much of the COVID-
19 pandemic, proved
especially vulnerable
to a weaker business
environment. Widespread
technology sector optimism
and elevated hiring entering
the year quickly gave way
to large workforce reductions at year-end as executives scrambled to realign costs to lower-than-expected revenue. After years of outstanding performance, technology mega-caps were unable to power through their sectors’ mounting headwinds in the second half of the year. Apple, Microsoft, and Google’s parent Alphabet slumped, lagging the broader market, and Amazon.com, long beloved by investors, fell by half. Our long-standing caution toward extremely high valuations enabled us to avoid many of the year’s worst performers. But our results were hurt by our ownership of several internet and software stocks that also saw large declines. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/22 6 Months 12 Months
Science & Technology
Fund –
.
-5.51% -35.21%
Science & Technology
Fund–
.
Advisor  Class -5.58 -35.35
Science & Technology
Fund–
.
I  Class -5.41 -35.09
S&P 500 Index 2.31 -18.11
Lipper Science &
Technology Funds Index -3.63 -36.34

T. ROWE PRICE Science & Technology Fund

China and European internet holdings, which weighed heavily on performance in 2021, continued struggling early in the year as macroeconomic and geopolitical challenges were greatly exacerbated by Russia’s invasion of Ukraine.
China internet stocks experienced extreme volatility as investors grappled with the trajectory of and implications for governmental policy, geopolitical tensions, and, most impactfully, the impact of China’s long-standing zero-
COVID policy, which hobbled economic activity. This volatility created favorable opportunities to add to our positions, and our China holdings ultimately accounted for most of the year’s best performers, led by online travel agency Trip.com, which rose strongly on the late-year-end of the zero-
COVID policy, which could facilitate a sharp recovery in travel, particularly cross-border. Other gainers in China included smaller positions in online travel agency Tongcheng Travel, online real estate service KE Holdings, and education leader New Oriental Education, which we sold during the year. Naspers, which is a holding company with most of its value in a large stake in China’s Tencent
Holdings, benefited from the inception of a share repurchase plan that served to narrow its previously outsized discount to the value of its investments. Retail and cloud computing heavyweight Alibaba Group Holding and online search leader Baidu rallied at year-end, but we see further opportunity, particularly if business conditions improve as the economy reopens.
In Europe, we added to several holdings in the early sell-off, including
European apparel marketplace Zalando and food delivery platform Delivery
Hero. Many of these stocks saw markedly improved performance in the second half of 2022 on better-than-expected profit outlooks and investors’ less dire economic expectations. We used periods of strength in international holdings to fund new positions in several high-quality U.S. growth stocks that had become more attractive. The largest of these were Alphabet, NVIDIA, and information technology (IT) services provider Accenture.
Even as we found more opportunities in the U.S. than in prior years, we remained attentive to potentially compelling opportunities internationally.
MercadoLibre, the leading online retailer in Latin America, was an opportunistic purchase on its midyear pullback. Despite aggressive competition from players willing to lose money in pursuit of market share, MercadoLibre continued to deliver solid growth and profitability. We think this performance is a result of the differentiated value its online marketplace provides merchants and consumers. We’ve long appreciated these attributes in several other
e-commerce leaders, including Zalando, Etsy, and, most prominently, Amazon.
Amazon was a large detractor as its rapid growth during the height of the
COVID-19 pandemic gave way to slower growth and disappointing profits.
We believe Amazon’s retail business remains strongly advantaged, particularly via its Prime subscription value proposition and its thriving retail marketplace,

T. ROWE PRICE Science & Technology Fund

which has enabled in recent years the creation of a lucrative advertising business. In addition, Amazon Web Services, while slowed at present by weaker technology spending trends, is positioned for sustainable fast growth as cloud computing becomes the predominant model for enterprise technology.
As investors’ long-standing enthusiasm for cloud computing stocks finally cooled, we found opportunities in select software companies whose valuations had previously been prohibitively high, including MongoDB, HubSpot, Veeva, and ServiceNow. Among these, we’re particularly optimistic on MongoDB’s long-term growth as its modern, cloud-based technologies gain share of the database software market, one of the largest profit pools in all of enterprise technology. Our largest cloud holding, and a major detractor, was Salesforce.
Like many software businesses that benefited from the pandemic-driven rush of economic activity online, the reopening of the physical world exacerbated economic headwinds, resulting in slower growth. Investors have turned negative on the stock, but, in our view, Salesforce’s technologies will continue to enjoy strong demand, particularly when economic conditions improve, due to their ability to help customers maximize sales efforts, customer relationships, and competitiveness in a world of fast innovation and disruption.
A new position in ASML
Holding was rewarded
with a sharp rally. As a
dominant supplier of critical
equipment for semiconductor
manufacturing, ASML is
typically well appreciated
by investors, but we saw
opportunity in elevated
fears around industry
cyclicality and geopolitical
developments. In the broader
semiconductor industry, our
largest positions are NVIDIA,
Advanced Micro Devices, and Qualcomm, each of which is currently on the downside of the semiconductor cycle, but we believe they are attractively valued relative to cross-cycle cash flows. NVIDIA’s longer-term prospects are particularly appealing for its unrivaled positioning in accelerated computing, which is increasingly important, including as essential enabling technology for artificial intelligence (AI). The promise of AI was highlighted late in the year by the promulgation of ChatGPT 3, a so-called chatbot created by private
INDUSTRY DIVERSIFICATION

T. ROWE PRICE Science & Technology Fund

company OpenAI, which provides remarkably good conversational answers to a wide range of user questions. The use of ChatGPT, and similar technologies, requires enormous amounts of computing, which should become an additional demand driver for NVIDIA.
How is the fund positioned?
The past year was a painful one for technology investors. Entering 2023, there is reason for optimism in more accommodating valuations and investor expectations. I think the fund is well positioned for most environments as our multiyear time horizon, deep company research, and continuous collaboration on cross-industry trends position us to identify companies with attractive prospects. Our disciplined valuation framework helps us pay good prices—and it often helps us avoid paying bad ones—and continues driving an overall portfolio positioning that is neither high octane nor conservative but rather may be best termed “all weather.” As a result of our bottom-up approach and pursuit of the best opportunities in a broad universe, the fund remains quite differentiated, and our portfolio remains relatively concentrated, offering opportunity for meaningful relative performance.
Internet, in particular several large leaders, remains the largest part of the portfolio, as investors remain unusually skeptical and we continue to find many stocks with valuations that we believe are low relative to their growth prospects.
Amazon, Zalando, Alibaba, and Delivery Hero are among those that could be particularly impactful to the fund’s performance given their combination of portfolio weight and size of upside potential.
As discussed, the harsh correction in valuations of high-growth technology stocks has created buying points for several software stocks. Salesforce is a particularly large holding that we think will be well rewarded for the strength of its cloud platform and its resulting attractive cash flow growth. In semiconductors and related areas, we remain watchful for opportunities in sell-
offs but continue to have moderate exposure. Many of the stocks appear well appreciated, and valuation support may prove elusive as cyclical and economic pressures offer a fuller view into cross-cycle earnings power following the extraordinarily favorable pandemic environment.
What is portfolio management’s outlook?
Over the past nearly three years, technology stocks have been heavily impacted, for better and worse—and, in many cases, both at different times—by the disruptions of the COVID-19 pandemic and geopolitical turbulence. The world’s move in the past several months largely beyond the pandemic seems to have reestablished the prominence of company-specific merits relative to macro and geopolitical gyrations. We think a continuation of this environment

T. ROWE PRICE Science & Technology Fund

would be favorable for our stock-picking efforts. While economic challenges loom large after a long period of generally favorable conditions, stock prices are better accounting for a weaker medium-term growth outlook. Importantly, the value of technology, particularly cloud computing offerings, in driving corporate earnings and competitiveness continues to grow, providing a strong tailwind for technology over time. With this in mind, we are finding more opportunities at a time when many are placing outsized focus on macroeconomic developments and predictions. In considering the present macro challenges in the context of business quality and longer-term prospects, it’s worth recalling that business models in many parts of technology, especially software, feature subscriptions, which offer more durability as well as downside support in tough times than the formerly prevailing license and maintenance model.
In evaluating the attractiveness of companies’ positioning and business models, collaboration with our team of analysts remains a great benefit. We don’t know precisely what this year will bring for stocks, but we will remain focused on disciplined research, thoughtful analysis, and risk-aware stock picking. In this effort, we greatly appreciate your continued trust.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Science & Technology Fund

Risks of Investing in the Fund
Securities of companies in the same industry may decline in price at the same time due to industry-specific developments since these companies may share common characteristics and are more likely to react similarly to industry-
specific market or economic developments. Since this fund is focused on technology companies, it is less diversified than stock funds investing in a broader range of industries and, therefore, could experience significant volatility. In addition, technology stocks historically have experienced unusually wide price swings, both up and down. The potential for wide variation in performance reflects the special risks common to companies in the rapidly changing technology sector. For example, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments and intense competition for market share can result in sharp price declines.
BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: The S&P 500 Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”) and has been licensed for use by T. Rowe Price. Standard &  Poor’s
®
and S&P
®
 are registered trademarks of
Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”);
Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC
(“Dow Jones”); T. Rowe Price is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

T. ROWE PRICE Science & Technology Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/22
Microsoft 9.4%
Alphabet 9.0
Salesforce 8.7
Amazon.com 7.1
Zalando 5.3
Meta Platforms 5.1
NVIDIA 4.6
Accenture 3.8
Advanced Micro Devices 3.5
Alibaba Group Holding 3.0
QUALCOMM 2.7
Pure Storage 2.7
Delivery Hero 2.5
Booking Holdings 2.0
Fortinet 1.9
Baidu 1.7
Zoom Video Communications 1.4
Arista Networks 1.2
Lam Research 1.0
Workday 1.0
Micron Technology 1.0
ServiceNow 0.9
Naspers 0.9
Marvell Technology 0.8
Samsung Electronics 0.8
Total 82.0%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Science & Technology Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
SCIENCE & TECHNOLOGY FUND
Note: Performance for the Advisor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE Science & Technology Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Science & Technology
Fund –
.
-35.21% 6.20% 13.96% – –
Science & Technology
Fund–
.
Advisor  Class -35.35 5.91 13.68 – –
Science & Technology
Fund–
.
I  Class -35.09 6.33 – 12.49% 3/23/16
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
Advisor and
0.03
I Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Science & Technology Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Science & Technology Fund 0.75%
Science & Technology Fund–Advisor Class 1.06
Science & Technology Fund–I Class 0.65
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Science & Technology Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
SCIENCE & TECHNOLOGY FUND
Beginning
Account Value
7/1/22
Ending
Account Value
12/31/22
Expenses Paid
During Period*
7/1/22 to 12/31/22
Investor Class
Actual $1,000.00 $944.90 $4.12
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.97   4.28
Advisor Class
Actual   1,000.00   944.20   5.10
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.96   5.30
I Class
Actual   1,000.00   945.90   3.38
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.73   3.52
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.84%,
the
2
Advisor Class was 1.04%, and the
3
I Class was 0.69%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Science & Technology Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 43.40 $ 55.09 $ 43.16 $ 31.39 $ 45.48
Investment activities
Net investment income (loss)
(1)(2)
(0.18) (0.08) 0.31
(3)
0.34
(4)
(0.01)
Net realized and unrealized gain/
loss (15.04) 3.01 19.28 13.96
(5)
(2.77)
Total from investment activities (15.22) 2.93 19.59 14.30 (2.78)
Distributions
Net investment income — — (0.30) (0.35) —
Net realized gain (2.05) (14.62) (7.36) (2.18) (11.31)
Total distributions (2.05) (14.62) (7.66) (2.53) (11.31)
NET ASSET VALUE
End of period $ 26.13 $ 43.40 $ 55.09 $ 43.16 $ 31.39

T. ROWE PRICE Science & Technology Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(6)
(35.21)% 5.49% 45.80% 45.71%
(5)
(6.99)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.84% 0.76% 0.77% 0.77% 0.79%
Net expenses after waivers/
payments by Price Associates 0.84% 0.76% 0.77% 0.77% 0.79%
Net investment income (loss) (0.56)% (0.13)% 0.64%
(3)
0.87%
(4)
(0.02)%
Portfolio turnover rate 66.4% 63.3% 65.9% 55.9% 108.5%
Net assets, end of period (in
millions) $3,190 $7,892 $8,367 $5,662 $3,962
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Reflects special dividends which amounted to $0.52 per share and 1.08% of average net assets.
(4)
Reflects special dividends which amounted to $0.38 per share and 0.96% of average net assets.
(5)
Includes a voluntary payment from Price Associates for the estimated effect of an under-
reported cash balance available for investment, representing $0.02 per share based upon shares outstanding on the date of payment. The payment increased total return by 0.06% for the year ended December 31, 2019.
(6)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Science & Technology Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 42.97 $ 54.66 $ 42.44 $ 30.90 $ 44.92
Investment activities
Net investment income (loss)
(1)(2)
(0.26) (0.25) 0.96
(3)
0.22
(4)
(0.14)
Net realized and unrealized gain/
loss (14.87) 2.99 18.13 13.73
(5)
(2.71)
Total from investment activities (15.13) 2.74 19.09 13.95 (2.85)
Distributions
Net investment income — — — (0.23) —
Net realized gain (2.05) (14.43) (6.87) (2.18) (11.17)
Total distributions (2.05) (14.43) (6.87) (2.41) (11.17)
NET ASSET VALUE
End of period $ 25.79 $ 42.97 $ 54.66 $ 42.44 $ 30.90

T. ROWE PRICE Science & Technology Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(6)
(35.35)% 5.19% 45.36% 45.30%
(5)
(7.22)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.08% 1.06% 1.05% 1.05% 1.06%
Net expenses after waivers/
payments by Price Associates 1.08% 1.06% 1.05% 1.05% 1.06%
Net investment income (loss) (0.80)% (0.43)% 2.28%
(3)
0.57%
(4)
(0.29)%
Portfolio turnover rate 66.4% 63.3% 65.9% 55.9% 108.5%
Net assets, end of period (in
thousands) $36,812 $71,021 $80,053 $693,750 $559,541
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Reflects special dividends which amounted to $0.45 per share and 1.08% of average net assets.
(4)
Reflects special dividends which amounted to $0.37 per share and 0.96% of average net assets.
(5)
Includes a voluntary payment from Price Associates for the estimated effect of an under-reported cash balance available for investment, representing $0.02 per share based upon shares outstanding on the date of payment. The payment increased total return by 0.06% for the year ended December 31, 2019.
(6)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Science & Technology Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 43.37 $ 55.09 $ 43.15 $ 31.37 $ 45.47
Investment activities
Net investment income (loss)
(1)(2)
(0.12) 0.01 0.34
(3)
0.40
(4)
0.06
Net realized and unrealized gain/
loss (15.04) 2.98 19.31 13.95
(5)
(2.78)
Total from investment activities (15.16) 2.99 19.65 14.35 (2.72)
Distributions
Net investment income — — (0.35) (0.39) —
Net realized gain (2.05) (14.71) (7.36) (2.18) (11.38)
Total distributions (2.05) (14.71) (7.71) (2.57) (11.38)
NET ASSET VALUE
End of period $ 26.16 $ 43.37 $ 55.09 $ 43.15 $ 31.37

T. ROWE PRICE Science & Technology Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(6)
(35.09)% 5.60% 45.96% 45.91%
(5)
(6.87)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.69% 0.65% 0.65% 0.66% 0.66%
Net expenses after waivers/
payments by Price Associates 0.69% 0.65% 0.65% 0.66% 0.66%
Net investment income (loss) (0.38)% 0.01% 0.70%
(3)
1.01%
(4)
0.13%
Portfolio turnover rate 66.4% 63.3% 65.9% 55.9% 108.5%
Net assets, end of period (in
thousands) $1,880,889 $886,863 $768,880 $479,290 $304,742
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Reflects special dividends which amounted to $0.52 per share and 1.08% of average net assets.
(4)
Reflects special dividends which amounted to $0.38 per share and 0.96% of average net assets.
(5)
Includes a voluntary payment from Price Associates for the estimated effect of an under-reported cash balance available for investment, representing $0.02 per share based upon shares outstanding on the date of payment. The payment increased total return by 0.06% for the year ended December 31, 2019.
(6)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Science & Technology Fund
December 31, 2022

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 94.0%
CONSUMER/RETAIL 0.7%
Consumer Brands 0.4%
Warby Parker, Class A  (1) 1,466,804 19,787
19,787
Consumer Services 0.3%
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21, Cost $11,621
(INR)  (1)(2)(3) 7,289 15,654
15,654
Total Consumer/Retail 35,441
FINANCIAL SERVICES 0.2%
Payments 0.2%
Adyen (EUR)  (1) 8,680 12,050
Total Financial Services 12,050
HARDWARE 3.0%
Enterprise Hardware 3.0%
Pure Storage, Class A  (1) 5,101,400 136,513
Western Digital  (1) 443,600 13,996
Total Hardware 150,509
INDUSTRIALS 0.1%
Automobile Manufacturers 0.1%
Rivian Automotive, Class A  (1) 386,969 7,132
Total Industrials 7,132
INTERNET 41.4%
China Internet Media/Advertising 1.7%
58.com (1)(2) 8,367,978 —
Baidu, ADR  (1) 743,796 85,075
85,075
China Internet Retail 3.0%
Alibaba Group Holding, ADR  (1) 1,727,144 152,144
152,144
China Internet Services 1.0%
Kanzhun, ADR  (1) 104,060 2,120
Tongcheng Travel Holdings (HKD)  (1) 9,268,800 22,139
Trip.com Group, ADR  (1) 769,909 26,485
50,744
Rest of World Internet Media/Advertising 0.0%
VK, GDR  (1)(2)(4) 12,487,801 1
1

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Rest of World Internet Retail 6.7%
Auto1 Group (EUR)  (1)(5) 3,762,151 31,256
boohoo Group (GBP)  (1) 6,286,336 2,680
Coupang, Class A  (1) 1,548,070 22,772
D-MARKET Elektronik Hizmetler ve Ticaret, ADR  (1) 2,818,553 1,860
MercadoLibre  (1) 19,391 16,410
Zalando (EUR)  (1) 7,634,579 268,774
343,752
Rest of World Internet Services 3.8%
Deliveroo (GBP)  (1) 24,852,435 25,717
Delivery Hero (EUR)  (1) 2,641,206 126,751
Naspers, N Shares (ZAR)  263,286 43,997
196,465
U.S. Internet Media/Advertising 14.7%
Alphabet, Class A  (1) 5,196,200 458,461
Meta Platforms, Class A  (1) 2,173,775 261,592
Pinterest, Class A  (1) 1,189,335 28,877
748,930
U.S. Internet Retail 7.9%
Amazon.com (1) 4,308,880 361,946
Etsy  (1) 268,027 32,104
Wayfair, Class A  (1)(5) 268,473 8,830
402,880
U.S. Internet Services 2.6%
Booking Holdings  (1) 50,726 102,227
DoorDash, Class A  (1) 482,812 23,571
Maplebear DBA Instacart, Acquisition Date: 8/7/20,
Cost $6,582  (1)(2)(3) 142,054 6,887
Maplebear DBA Instacart, Acquisition Date: 8/7/20, Cost $344  (1)
(2)(3) 7,421 359
133,044
Total Internet 2,113,035
IT SERVICES 3.8%
IT Services 3.8%
Accenture, Class A  730,000 194,793
Total IT Services 194,793
MEDIA & ENTERTAINMENT 1.0%
Live Entertainment 0.2%
CTS Eventim (EUR)  (1) 174,486 11,076
11,076

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Video Gaming 0.8%
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $36,798  (1)(2)(3) 55,791 38,375
38,375
Total Media & Entertainment 49,451
REAL ESTATE 0.3%
Real Estate 0.3%
KE Holdings, ADR  (1) 988,679 13,802
Opendoor Technologies, Class A  (1)(5) 1,639,095 1,901
Total Real Estate 15,703
SEMICONDUCTORS 15.3%
Foundry 0.2%
Taiwan Semiconductor Manufacturing (TWD)  554,000 8,046
8,046
Memory 1.7%
Micron Technology  978,107 48,886
Samsung Electronics (KRW)  887,381 38,950
87,836
Processors 11.6%
Advanced Micro Devices  (1) 2,799,247 181,307
Marvell Technology  1,120,900 41,518
NVIDIA  1,594,200 232,977
QUALCOMM  1,263,117 138,867
594,669
Semiconductor Capital Equipment 1.8%
ASML Holding  68,400 37,374
Lam Research  123,800 52,033
89,407
Total Semiconductors 779,958
SOFTWARE 27.0%
Back-Office Applications Software 1.7%
Intuit  94,692 36,856
Workday, Class A  (1) 298,756 49,991
86,847
Collaboration and Productivity Software 2.9%
ServiceNow (1) 115,800 44,962
TeamViewer (EUR)  (1) 2,570,433 32,972
Zoom Video Communications, Class A  (1) 1,057,228 71,617
149,551

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Front-Office Applications Software 9.7%
HubSpot (1) 84,586 24,457
Qualtrics International, Class A  (1) 2,681,433 27,833
Salesforce  (1) 3,344,030 443,385
495,675
Industry-Specific Software 0.3%
Veeva Systems, Class A  (1) 101,885 16,442
16,442
Infrastructure and Developer Tool Software 10.1%
Microsoft  1,992,800 477,913
MongoDB  (1) 182,294 35,883
513,796
Security Software 2.3%
Fortinet (1) 1,997,150 97,640
Gen Digital  897,700 19,238
116,878
Total Software 1,379,189
TELECOM EQUIPMENT 1.2%
Wireline Equipment 1.2%
Arista Networks  (1) 522,300 63,381
Total Telecom Equipment 63,381
Total Common Stocks (Cost $5,562,901) 4,800,642
CONVERTIBLE PREFERRED STOCKS 1.8%
CONSUMER/RETAIL 0.2%
Consumer Services 0.2%
Think & Learn, Series F, Acquisition Date: 12/23/20, Cost $14,605
(INR)  (1)(2)(3) 4,539 9,748
Total Consumer/Retail 9,748
INDUSTRIALS 0.8%
Transportation Technology Services 0.8%
GM Cruise Holdings, Class F, Acquisition Date: 5/7/19,
Cost $21,889  (1)(2)(3) 1,199,400 24,384
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $25,611  (1)(2)
(3) 298,258 14,072
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $9,877  (1)(2)
(3) 107,687 5,080
Total Industrials 43,536

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
INTERNET 0.8%
Rest of World Internet Services 0.5%
Rappi, Series E, Acquisition Date: 9/8/20, Cost $33,355  (1)(2)(3) 558,273 20,103
Rappi, Series F, Acquisition Date: 7/8/21, Cost $10,111  (1)(2)(3) 156,954 5,652
25,755
U.S. Internet Services 0.3%
Maplebear DBA Instacart, Series G, Acquisition Date: 7/2/20,
Cost $14,085  (1)(2)(3) 292,877 14,199
14,199
Total Internet 39,954
SOFTWARE 0.0%
Infrastructure and Developer Tool Software 0.0%
Mesosphere, Series D, Acquisition Date: 5/4/18, Cost $22,329  (1)
(2)(3) 2,019,933 1,253
Total Software 1,253
Total Convertible Preferred Stocks (Cost $151,862) 94,491
SHORT-TERM INVESTMENTS 4.1%
Money Market Funds 4.1%
T. Rowe Price Treasury Reserve Fund, 4.27%  (4)(6) 208,339,253 208,339
Total Short-Term Investments (Cost $208,339) 208,339
SECURITIES LENDING COLLATERAL 0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 4.30%  (4)(6) 18,238,335 18,239
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 18,239

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 4.30%  (4)(6) 9,104,289 9,104
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 9,104
Total Securities Lending Collateral (Cost $27,343) 27,343
Total Investments in Securities
100.4% of Net Assets
(Cost $5,950,445) $ 5,130,815
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$155,766 and represents 3.0% of net assets.
(4) Affiliated Companies
(5) See Note 3. All or a portion of this security is on loan at December 31, 2022.
(6) Seven-day yield
ADR American Depositary Receipts
EUR Euro
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
INR Indian Rupee
KRW South Korean Won
TWD Taiwan Dollar
ZAR South African Rand

T. ROWE PRICE Science & Technology Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
VK, GDR  $ — $ (140,755) $ —
T. Rowe Price Government Reserve Fund, 4.30% — — 2++
T. Rowe Price Treasury Reserve Fund, 4.27% — — 2,555
Totals $ —# $ (140,755) $ 2,557+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
12/31/22
VK, GDR  $ 133,320 $ 7,436 $ — $ 1
T. Rowe Price Government
Reserve Fund, 4.30% 129,713   ¤   ¤ 27,343
T. Rowe Price Treasury Reserve
Fund, 4.27% 161,371   ¤   ¤ 208,339
Total $ 235,683^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $2,557 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $510,469.

T. ROWE PRICE Science & Technology Fund
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $5,950,445) $ 5,130,815
Receivable for investment securities sold 12,003
Receivable for shares sold 3,840
Dividends receivable 514
Foreign currency (cost $16) 16
Cash 1
Other assets 64
Total assets 5,147,253
Liabilities
Obligation to return securities lending collateral 27,343
Payable for shares redeemed 6,246
Investment management fees payable 2,871
Payable for investment securities purchased 1,431
Due to affiliates 604
Payable to directors 3
Other liabilities 582
Total liabilities 39,080
NET ASSETS $ 5,108,173

T. ROWE PRICE Science & Technology Fund
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (1,765,872)
Paid-in capital applicable to 195,418,462 shares of $0.01
par value capital stock outstanding; 1,000,000,000 shares
authorized 6,874,045
NET ASSETS $ 5,108,173
NET ASSET VALUE PER SHARE
Investor Class
($3,190,472,127 / 122,086,234 shares outstanding) $ 26.13
Advisor Class
($36,811,830 / 1,427,628 shares outstanding) $ 25.79
I Class
($1,880,889,437 / 71,904,600 shares outstanding) $ 26.16

T. ROWE PRICE Science & Technology Fund
Statement of Operations

($000s)
Year
Ended
12/31/22
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $469) $ 17,331
Securities lending 614
Other 4
Total income 17,949
Expenses
Investment management 39,574
Shareholder servicing
Investor Class $ 7,793
Advisor Class 80
I Class 657 8,530
Rule 12b-1 fees
Advisor Class 116
Prospectus and shareholder reports
Investor Class 90
Advisor Class 1
I Class 7 98
Custody and accounting 518
Registration 154
Legal and audit 43
Directors 17
Miscellaneous 643
Waived / paid by Price Associates (143)
Total expenses 49,550
Net investment loss (31,601)

T. ROWE PRICE Science & Technology Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/22
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (891,864)
Foreign currency transactions (195)
Net realized loss (892,059)
Change in net unrealized gain / loss
Securities (2,079,343)
Other assets and liabilities denominated in foreign currencies (48)
Change in net unrealized gain / loss (2,079,391)
Net realized and unrealized gain / loss (2,971,450)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (3,003,051)

T. ROWE PRICE Science & Technology Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (31,601) $ (11,543)
Net realized gain (loss) (892,059) 2,369,332
Change in net unrealized gain / loss (2,079,391) (1,829,175)
Increase (decrease) in net assets from operations (3,003,051) 528,614
Distributions to shareholders
Net earnings
Investor Class (234,333) (2,023,272)
Advisor Class (2,705) (18,220)
I Class (137,865) (231,494)
Decrease in net assets from distributions (374,903) (2,272,986)
Capital share transactions
*
Shares sold
Investor Class 336,811 729,466
Advisor Class 6,762 12,328
I Class 1,978,791 341,886
Distributions reinvested
Investor Class 229,688 1,965,189
Advisor Class 2,705 18,214
I Class 132,345 218,388
Shares redeemed
Investor Class (2,696,750) (1,635,987)
Advisor Class (17,625) (25,643)
I Class (336,524) (245,745)
Increase (decrease) in net assets from capital share
transactions (363,797) 1,378,096

T. ROWE PRICE Science & Technology Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Net Assets
Decrease during period (3,741,751) (366,276)
Beginning of period 8,849,924 9,216,200
End of period $ 5,108,173 $ 8,849,924
*Share information (000s)
Shares sold
Investor Class 10,293 12,403
Advisor Class 207 209
I Class 57,043 5,720
Distributions reinvested
Investor Class 8,548 45,575
Advisor Class 102 427
I Class 4,920 5,069
Shares redeemed
Investor Class (78,588) (28,028)
Advisor Class (534) (448)
I Class (10,505) (4,298)
Increase (decrease) in shares outstanding (8,514) 36,629

T. ROWE PRICE Science & Technology Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Science & Technology Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a nondiversified, open-end management investment company. The fund seeks to provide long-term capital appreciation. The fund has three classes of shares: the Science & Technology Fund
(Investor Class), the Science & Technology Fund–Advisor Class (Advisor Class) and
the Science & Technology Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from
Investor Class to I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified

T. ROWE PRICE Science & Technology Fund

cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The
Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered

T. ROWE PRICE Science & Technology Fund

in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Science & Technology Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Science & Technology Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the year ended
December 31, 2022. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any, and is included on the accompanying
Statement of Operations. The change in unrealized gain/loss on Level 3 instruments
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 4,114,958 $ 624,408 $ 61,276 $ 4,800,642
Convertible Preferred Stocks — — 94,491 94,491
Short-Term Investments 208,339 — — 208,339
Securities Lending Collateral 27,343 — — 27,343
Total $ 4,350,640 $ 624,408 $ 155,767 $ 5,130,815

T. ROWE PRICE Science & Technology Fund

held at December 31, 2022, totaled $(254,472,000) for the year ended December 31,
2022. During the year, transfers into Level 3 resulted from a lack of marketability for the securities.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Total
Purchases
Transfer
Into
Level 3
Ending
Balance
12/31/22
Investment in Securities
Common Stocks $ 99,352 $ (178,832) $ 7,436 $ 133,320 $ 61,276
Convertible Preferred Stocks 170,131 (75,640) — — 94,491
Total $ 269,483 $ (254,472) $ 7,436 $ 133,320 $ 155,767
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stock
$61,276 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
100% 100% Decrease
Discount
for Lack of
marketability
100% 100% Decrease
Market
comparable
Enterprise
value to sales
multiple
3.5x
– 4.6x
4.1x Increase

T. ROWE PRICE Science & Technology Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Sales growth
rate
17% 17% Increase
Enterprise
value to gross
profit multiple
6.5x 6.5x Increase
Enterprise
value to gross
merchandise
value multiple
0.3x
– 0.4x
0.3x Increase
Gross
merchandise
value growth
rate
18%
- 19%
18% Increase
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$94,491 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
2.3x
– 4.6x
3.2x Increase
Sales growth
rate
30%
- 100%
49% Increase
Enterprise
value to gross
profit multiple
5.3x
– 6.5x
6.4x Increase
Enterprise
value to gross
merchandise
value multiple
0.3x
- 0.5x
0.4x Increase
Gross
merchandise
value growth
rate
18%
- 28%
25% Increase

T. ROWE PRICE Science & Technology Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Projected
enterprise
value to sales
multiple
1.5x
- 15.3x
5.9x Increase
Discount rate
for cost of
capital
25% 25% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Science & Technology Fund

environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2022, the value of loaned securities was
$24,850,000; the value of cash collateral and related investments was $27,343,000.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $4,116,207,000 and $4,951,119,000, respectively, for the year ended
December 31, 2022.

T. ROWE PRICE Science & Technology Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the current net operating loss and the character of income on passive foreign investment companies.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2022, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
($000s)
December 31,
2022
December 31,
2021
Ordinary income (including short-term capital gains,
if any) $ 172,063 $ 952,165
Long-term capital gain 202,840 1,320,821
Total distributions $ 374,903 $ 2,272,986
($000s)
Cost of investments $ 6,075,028
Unrealized appreciation $ 560,014
Unrealized depreciation (1,504,308)
Net unrealized appreciation (depreciation) $ (944,294)

T. ROWE PRICE Science & Technology Fund

At December 31, 2022, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee
($000s)
Net unrealized appreciation (depreciation) (944,294)
Loss carryforwards and deferrals (821,578)
Total distributable earnings (loss) $ (1,765,872)

T. ROWE PRICE Science & Technology Fund

consists of an individual fund fee, equal to 0.35% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2022, the effective annual group fee rate was 0.29%.
The I Class is subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the
I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the
I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to this agreement, expenses were waived/paid by and/or repaid to Price
Associates during the year ended December 31, 2022 as indicated in the table below and remain subject to repayment by the fund.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the
I Class
Expense limitation/I Class Limit 0.05%
Expense limitation date 04/30/24
(Waived)/repaid during the period ($000s) $(143)

T. ROWE PRICE Science & Technology Fund

year ended December 31, 2022, expenses incurred pursuant to these service agreements were $102,000 for Price Associates; $4,531,000 for T. Rowe Price Services, Inc.; and
$872,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2022, the fund was charged $112,000 for shareholder servicing costs related to the college savings plans, of which $82,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At December 31, 2022,
approximately 3% of the outstanding shares of the I Class were held by college savings plans.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of December 31, 2022, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 980,515 shares of the I Class, representing 1% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the

T. ROWE PRICE Science & Technology Fund

independent current market price of the security. During the year ended December 31,
2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended
December 31, 2022, this reimbursement amounted to $127,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Science & Technology Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Science &
Technology Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Science & Technology Fund, Inc. (the
"Fund") as of December 31, 2022, the related statement of operations for the year ended
December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Science & Technology Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Science & Technology Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$172,063,000 from short-term capital gains
$202,840,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%

T. ROWE PRICE Science & Technology Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Science & Technology Fund

Liquidity Risk Management Program
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Science & Technology Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

T. ROWE PRICE Science & Technology Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in
Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates.
The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland
21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[205]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); President, Radian Guaranty (2008 to
2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021);
Director, Chimera Investment Corporation (2017 to 2021); Director, First
Industrial Realty Trust (2020 to present); Director, Federal Home Loan
Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018
[0]
President, The Johns Hopkins University and Professor, Political Science
Department, The Johns Hopkins University (2009 to present); Director,
Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc.
(2020 to present)
Bruce W. Duncan
(1951)
2013
[205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020
to 2021); Chief Executive Officer and Director (2009 to 2016), Chair of
the Board (2016 to 2020), and President (2009 to 2016), First Industrial
Realty Trust, owner and operator of industrial properties; Chair of the
Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels &
Resorts, a hotel and leisure company; Member, Investment Company
Institute Board of Governors (2017 to 2019); Member, Independent
Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR
(2018 to present); Director, Boston Properties (2016 to present); Director,
Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a
collaborative working to improve opportunities for young African
Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)

T. ROWE PRICE Science & Technology Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Paul F. McBride
(1956)
2013
[205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021
[205]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price
Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
Robert W. Sharps, CFA,
CPA
(b)
(1971)
2017
[0]
Director and Vice President, T. Rowe Price; Director, Price Investment
Management; Chief Executive Officer and President, T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price Trust Company
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Science & Technology Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price
Funds.
Name (Year of Birth)
Position Held With Science &
Technology Fund Principal Occupation(s)
Kennard W. Allen (1977)
President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Bill Bai (1985)
Vice President
Vice President, Price Hong Kong; formerly, Executive
Director and Senior Analyst, Destination Partners
Asset Management (to 2019); Investment Analyst,
Balyasny Asset Management L.P. (to 2018)
Stephanie Beebe (1990)
Vice President
Employee, T. Rowe Price; formerly, student, The
Wharton School, University of Pennsylvania (to
2020); summer intern, T. Rowe Price (2018);
Investment Banking Associate, Bank of America
Merrill Lynch (to 2018)
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019);
Senior Vice President and Senior Counsel, Pacific
Investment Management Company LLC (to 2017)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Science & Technology Fund

Name (Year of Birth)
Position Held With Science &
Technology Fund Principal Occupation(s)
Gregory Dunham, CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
David J. Eiswert, CFA (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Paul D. Greene II (1978)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Sam Johnson (1992)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Lu Liu (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Ross MacMillan (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Managing Director, RBC
Capital Markets (to 2019)
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Dominic Rizzo (1993)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Frank Shi (1992)
Vice President
Employee, T. Rowe Price; formerly, Equity Research
Analyst, Nezu Asia Capital Management (to 2019)
Joshua K. Spencer, CFA (1973)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Science & Technology Fund

Name (Year of Birth)
Position Held With Science &
Technology Fund Principal Occupation(s)
James Stillwagon (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Alan Tu (1985)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Anthony Bruce Wang  (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
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RETIREMENT
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®
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1
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GENERAL INVESTING
Individual or Joint
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Brokerage
2
offers
access to stocks, ETFs,
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Gifts and transfers to a
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Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
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Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202302-2582826
F61-050 2/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)    Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$21,734	$21,172
Audit-Related Fees	-	-
Tax Fees	-	1,540
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2)   No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)    Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)    The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,037,000 and $3,732,000, respectively.

(h)    All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)    The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Science & Technology Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2023